July 31, 2020

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price U.S. Bond Enhanced Index Fund, Inc., to be renamed T. Rowe Price QM U.S. Bond Index Fund, Inc., effective October 1, 2020 (“Registrant”)
consisting of the following classes:
 T. Rowe Price U.S. Bond Enhanced Index Fund, to be renamed T. Rowe Price QM U.S.

Bond Index Fund effective October 1, 2020

T. Rowe Price QM U.S. Bond Index Fund—I Class

T. Rowe Price QM U.S. Bond Index Fund—Z Class

File Nos.: 333-45018/811-10093

Dear Mr. Sutcliffe:

Pursuant to Section 6 of the Securities Act of 1933 (“1933 Act”), Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 31 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the fund’s name change, material changes to the fund’s fee and expense structure, and the addition of two new share classes (an I Class and Z Class), all to become effective on October 1, 2020.

We have not yet obtained NASDAQ ticker symbols for the I Class or Z Class; however, once they are received, they will be added to the front cover of the prospectus and Statement of Additional Information (the “SAI”).

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds and the Exchange-Traded funds). Certain changes have been made in the text of the SAI to reflect the addition of the new classes.

The filing is scheduled to go effective on October 1, 2020.

Later this year, we intend to add Z Class shares to 18 additional T. Rowe Price mutual funds. As a result, we request that this Amendment be considered the “Template Filing” for purposes of requesting relief under Rule 485(b)(1)(vii) of the 1933 Act to add those additional Z Classes without making separate Rule 485(a) filings for each of the 18 funds. After this Amendment becomes effective and we have adequately addressed any staff comments relating to the Z Class disclosure in this filing, we intend to file as a separate correspondence a request for 485(b)(1)(vii) relief that would allow those 18 funds to add a Z Class that would be eligible to go effective automatically pursuant to Rule 485(b). As will be further detailed in that request, the disclosure relating to the Z Class in the filings for those funds will be substantially identical to the Z Class disclosure included in this Amendment, and would not include any other changes that would otherwise render them ineligible for filing under Rule 485(b).

If you have any questions about this filing, our intention to use this filing as a “Template Filing,” or our anticipated request for Rule 485(b)(1)(vii) relief, please give me a call at 410-345-6646.

Sincerely,

/s/Brian R. Poole
Brian R. Poole
Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.